T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 97.8%			Multiline Retail 1.6%
Communication Services 19.4%			Dollar General	1,539,401	244,672
					244,672
Entertainment 2.3%
Electronic Arts (1)	631,799	61,803	Specialty Retail 1.2%
Netflix (1)	559,462	149,723	Ross Stores	1,579,234	173,479
Spotify Technology (1)	697,655	79,533			173,479
Tencent Music Entertainment			Textiles, Apparel & Luxury Goods 1.0%
Group, ADR (1)	5,055,212	64,555	NIKE, Class B	1,562,773	146,776
		355,614			146,776
Interactive Media & Services 17.1%			Total Consumer Discretionary		2,944,694
Alphabet, Class A (1)	723,152	883,070	Consumer Staples 0.4%
Alphabet, Class C (1)	285,792	348,381
Facebook, Class A (1)	5,019,459	893,865	Tobacco 0.4%
IAC/InterActiveCorp (1)	525,193	114,476	Philip Morris International	800,532	60,784
Tencent Holdings, ADR	7,923,427	329,852	Total Consumer Staples		60,784
		2,569,644	Energy 0.5%
Total Communication Services		2,925,258
			Oil, Gas & Consumable Fuels 0.5%
Consumer Discretionary 19.6%			Concho Resources	1,032,168	70,084
Auto Components 1.5%			Total Energy		70,084
Aptiv	2,584,934	225,975	Financials 3.0%
		225,975
			Capital Markets 3.0%
Hotels, Restaurants & Leisure 2.8%			Charles Schwab	5,153,206	215,559
Hilton Worldwide Holdings	1,457,791	135,735	Intercontinental Exchange	1,650,194	152,263
Las Vegas Sands	1,382,602	79,859	TD Ameritrade Holding	1,860,391	86,880
McDonald's	375,894	80,708	Total Financials		454,702
Restaurant Brands International	1,707,012	121,437
			Health Care 14.1%
		417,739
Internet & Direct Marketing Retail 11.5%			Biotechnology 1.7%
Alibaba Group Holding, ADR (1)	2,073,680	346,781	Alexion Pharmaceuticals (1)	569,278	55,755
Amazon. com (1)	685,209	1,189,461	Vertex Pharmaceuticals (1)	1,186,999	201,102
Booking Holdings (1)	84,842	166,512			256,857
Uber Technologies, Class A,			Health Care Equipment & Supplies 6.3%
Acquisition Date: 12/5/14 -
1/16/18, Cost: $44,887 (1)(2)	1,150,361	33,299	Becton Dickinson & Company	1,131,803	286,301
			Intuitive Surgical (1)	559,701	302,199
		1,736,053
			Stryker	1,673,237	361,921
					950,421

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Health Care Providers & Services 5.2%			PayPal Holdings (1)	1,932,533	200,191
Anthem	210,234	50,477	Visa, Class A	4,495,821	773,326
Centene (1)	1,221,776	52,854			1,426,097
Cigna	1,597,846	242,537	Semiconductors & Semiconductor Equipment 2.2%
HCA Healthcare	1,904,558	229,347	ASML Holding	819,112	203,484
UnitedHealth Group	662,586	143,993	Marvell Technology Group	5,080,421	126,858
WellCare Health Plans (1)	257,591	66,760			330,342
		785,968	Software 15.9%
Life Sciences Tools & Services 0.5%			Intuit	1,276,063	339,356
Avantor (1)	5,294,673	77,832	Microsoft	7,952,621	1,105,653
		77,832	salesforce. com (1)	1,729,554	256,735
Pharmaceuticals 0.4%			ServiceNow (1)	490,009	124,389
Eli Lilly	439,902	49,194	Splunk (1)	1,480,378	174,477
			Temenos, ADR	528,531	88,643
		49,194
			VMware, Class A	1,257,307	188,671
Total Health Care		2,120,272	Workday, Class A (1)	674,749	114,680
Industrials & Business Services 9.1%			Zoom Video Communications,
			Class A (1)	38,579	2,940
Aerospace & Defense 7.2%
Boeing	2,406,543	915,617			2,395,544
Northrop Grumman	467,261	175,125	Technology Hardware, Storage & Peripherals 1.8%
		1,090,742	Apple	1,238,819	277,458
Industrial Conglomerates 0.5%					277,458
Honeywell International	466,043	78,855	Total Information Technology		4,429,441
		78,855	Utilities 2.1%
Machinery 0.9%			Electric Utilities 1.4%
Fortive	778,016	53,341	NextEra Energy	868,327	202,312
PACCAR	1,071,763	75,034			202,312
		128,375	Multi-Utilities 0.7%
Road & Rail 0.5%			Sempra Energy	722,661	106,672
JB Hunt Transport Services	642,216	71,061			106,672
		71,061	Total Utilities		308,984
Total Industrials & Business Services		1,369,033	Total Miscellaneous Common Stocks(3) 0.2%		37,080
Information Technology 29.4%			Total Common Stocks
			(Cost $8,892,888)		14,720,332
IT Services 9.5%
Fidelity National Information
Services	678,349	90,058
Global Payments	2,280,012	362,522

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

CONVERTIBLE PREFERRED STOCKS 0.9%			Uipath, Series D-1,
			Acquisition Date: 4/26/19,
Consumer Discretionary 0.5%			Cost: $22,196 (1)(2)(4)	564,041	22,196
			Uipath, Series D-2,
Internet & Direct Marketing Retail 0.5%			Acquisition Date: 4/26/19,
Airbnb, Series D, Acquisition			Cost: $3,727 (1)(2)(4)	94,713	3,727
Date: 4/16/14, Cost: $15,993					40,661
(1)(2)(4)	392,823	44,448
Airbnb, Series E, Acquisition			Total Information Technology		63,585
Date: 7/14/15, Cost: $21,553			Total Convertible Preferred Stocks
(1)(2)(4)	231,515	26,196	(Cost $100,795)		134,229

Total Consumer Discretionary		70,644
			SHORT-TERM INVESTMENTS 1.0%
Information Technology 0.4%

Communications Equipment 0.1%			Money Market Funds 1.0%
			T. Rowe Price Government Reserve
Magic Leap, Series C,			Fund, 2.00% (5)(6)	149,482,532	149,483
Acquisition Date: 1/20/16,
Cost: $16,738 (1)(2)(4)	726,712	17,659	Total Short-Term Investments
Magic Leap, Series D,			(Cost $149,483)		149,483
Acquisition Date: 10/12/17,
Cost: $5,850 (1)(2)(4)	216,680	5,265

		22,924	Total Investments in Securities 99.7%
			(Cost $9,143,166)		$15,004,044
Software 0.3%			Other Assets Less Liabilities 0.3%		45,429
Aurora Innovation, Series B,			Net Assets 100%		$15,049,473
Acquisition Date: 3/1/19,
Cost: $14,738 (1)(2)(4)	1,594,980	14,738

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $167,528 and represents 1.1% of net assets.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Level 3 in fair value hierarchy.
(5)	Affiliated Companies
(6)	Seven-day yield
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$ 6,672+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government Reserve Fund	$ 352,278	¤	¤	$ 149,483^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $6,672 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $149,483.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Large-Cap Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$14,687,033	$ 33,299	$ —	$ 14,720,332
Convertible Preferred Stocks	—	—	134,229	134,229
Short-Term Investments	149,483	—	—	149,483
Total	$14,836,516	$ 33,299	$ 134,229	$ 15,004,044

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $1,836,000 for the period ended September 30,
2019. During the period, transfers out of Level 3 were because observable market data became available for the security.
Additionally, during the period, transfers out of Level 3 include securities acquired as a result of a corporate action.

($000s)
	Beginning				Ending
	Balance	Gain (Loss)	Total	Transfers Out	Balance
	1/1/19	During Period	Purchases	of Level 3	9/30/19
Investment in Securities
Common Stocks	$694	$–	$–	$(694)	$–
Convertible Preferred
Stocks	147,144	1,836	40,661	(55,412)	134,229

Total	$147,838	$1,836	$40,661	$(56,106)	$134,229